Tax Assets and Liabilities (Tables)	12 Months Ended
Jan. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Reconciliation of Changes in Deferred Tax Liability Asset
	Opening Balance NZ$000’s	Charged to Income NZ$000’s	Charged directly to Equity NZ$000’s	Changes in Tax Rate NZ$000’s	Exchange Differences NZ$000’s	Closing Balance NZ$000’s
Deferred tax assets/(liabilities)
Carried forward tax losses	630	-	-	-	-	630
Intangible assets	(630)	-	-	-	-	(630)
Balance at 31 January 2021	-	-	-	-	-	-

Carried forward tax losses	1,322	(701)	-	-	9	630
Intangible assets	(630)	-	-	-	-	(630)
Balance at 31 January 2020	692	(701)	-	-	9	-